DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Deferred Tax [Abstract]
Schedule of Amounts Determined After Appropriate Offsetting
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As At December 31,
	2024	2023
Deferred tax asset	6,418	7,134
Deferred tax liability	(2,258)	(2,008)
Deferred tax asset, net	4,160	5,126

Schedule of Change in Deferred Income Tax
The change in the deferred income tax account is as follows:

	As of December 31
	2024	2023
Deferred tax, net at the beginning of the period	5,126	3,653
(Charged)/credited to the consolidated statement of comprehensive income (Note 22)	(588)	1,287
Translation differences	(378)	186
Deferred tax, net at the end of the period	4,160	5,126

Schedule of Deferred Taxes Calculated on Temporary Differences	The balance is comprised of the following:

	As At December 31,
	2024	2023
Intangible assets - deferred tax assets	4,615	5,797
Intangible assets - deferred tax liability	(3,212)	(3,193)
Trading losses and other allowances	2,757	2,522
Net deferred tax assets	4,160	5,126